Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2018
Additional information: condensed financial statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
27.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries, VIE and VIE’s subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2018.

Condensed balance sheets

(In thousands)	December 31, 2017	December 31, 2018
Assets
Current assets:
Cash and cash equivalents	280,196	229,675
Due from subsidiaries and consolidated VIEs	98,129	151,491
Prepayments and other current assets	439	170
Total current assets	378,764	381,336
Non-current assets:
Property, equipment and software, net	1	—
Investments in subsidiaries and consolidated VIEs	17,375	(26,130)
Total assets	396,140	355,206
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	4,079	7,169
Contract liabilities and deferred income, current portion	308	503
Accrued liabilities and other payables	732	2,185
Total current liabilities	5,174	9,912
Non-current liabilities:
Contract liabilities and deferred income, non-current	308	—
Due to related parties, non-current portion	4,737	—
Other long-term payable	925	—
Total liabilities	11,144	9,912
Commitments and contingencies
Shareholders’ equity
Common shares	83	84
Treasury shares 35,233,649 shares as at December 31, 2017 and 32,354,429 shares as at December 31, 2018	9	8
Other shareholders’ equity	384,904	345,203
Total Xunlei Limited’s shareholders’ equity	384,996	345,295
Total liabilities and shareholders’ equity	396,140	355,207

Condensed statements of operations

	Years ended December 31,
(In thousands)	2016	2017	2018
Cost of revenues	—	—	—
Gross loss	—	—	—
Operating expenses
Sales and marketing expenses	(10)	—	—
General and administrative expenses	(1,193)	(1,153)	(1,483)
Total operating expenses	(1,203)	(1,153)	(1,483)
Operating loss	(1,203)	(1,153)	(1,483)
Interest income	1,521	1,262	879
Interest expense	(239)	(239)	(239)
Other income, net	715	3,308	4,646
(Loss)/income from subsidiaries and consolidated VIE
- Continuing operations	(31,528)	(47,407)	(43,221)
- Discontinued operations	6,623	6,407	139
Loss before income tax	(24,111)	(37,822)	(39,279)
Income tax	—	—	—
Net loss	(24,111)	(37,822)	(39,279)
Net income attributable to the non-controlling interest	—	—	—
Net loss attributable to Xunlei Limited’s common shareholders	(24,111)	(37,822)	(39,279)

Condensed statement of cash flows

	Years ended December 31,
(In thousands)	2016	2017	2018
Cash flows from operating activities
Net cash used in operating activities	(20,312)	(25,333)	(88,309)
Cash flows from investing activities
Net cash generated from investing activities	15,557	32,670	37,788
Cash flows from financing activities
Net cash used in financing activities	(14,260)	(301)	—
Net (decrease) / increase in cash and cash equivalents	(19,015)	7,036	(50,521)
Cash and cash equivalents at beginning of year	292,175	273,160	280,196
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	273,160	280,196	229,675